Accounts Receivable - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Receivable
Accounts receivable	¥ 502,177	$ 72,809	¥ 515,334
Less: allowance for doubtful accounts	(7,131)	(1,034)	(4,651)
Accounts receivable, net	¥ 495,046	$ 71,775	¥ 510,683